Short-term investments (Tables)	9 Months Ended
Sep. 30, 2021
Short-term Investments [Abstract]
Summary of Short Term Investments	The following is a summary of the Company’s short-term investments:

	As of December 31,	As of September 30,
	2020	2021	2021
	RMB	RMB	US$
Commercial banks deposits	36,197	36,820	5,714
Investment in fund	165,381	160,774	24,952

Total short-term investments	201,578	197,594	30,666